COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended							1 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Royalties [Member] Chief Scientist [Member] USD ($)	Dec. 31, 2014 Royalties [Member] Chief Scientist [Member] Minimum [Member]	Dec. 31, 2014 Royalties [Member] Chief Scientist [Member] Maximum [Member]	Dec. 31, 2014 Royalties [Member] The U.S. Partner [Member] USD ($)	May 31, 2014 Litigation [Member] Plaintiff Seeking Finders Fee [Member] USD ($)	Mar. 31, 2013 Litigation [Member] Plaintiff Seeking Finders Fee [Member] USD ($)	Mar. 31, 2013 Litigation [Member] Plaintiff Seeking Finders Fee [Member] ILS	Mar. 31, 2000 Litigation [Member] Plaintiff Seeking Finders Fee [Member] USD ($)	Sep. 30, 2014 Litigation [Member] Stockholders [Member] Item	Dec. 31, 2014 Toll manufacturing agreement [Member]	Dec. 31, 2014 Toll manufacturing agreement [Member] Maximum [Member] USD ($)
Operating Lease
2015	$ 592,000
2016	483,000
2017	176,000
2018	71,000
2019	15,000
Total operating lease expense	1,337,000
Lease expense	868,000	452,000	355,000
Loss Contingencies [Line Items]
Period of agreement													10 years
Period of termination of agreement													90 days
Long term Purchase Commitment Agreement Termination Payment Amount														500,000
Percentage rate of royalty owed					3.00%	5.00%
Accrued royalties				3,100,000			370,000
Royalty expenses	115,000	101,000	40,000
Royalty terms
Under the terms of the Company's funding from the Chief Scientist, royalties of 3% – 5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked with the addition of annual interest at LIBOR rate).

Damages paid to plaintiff in lawsuit											75,000
Damages being sought									1,800,000	6,200,000
Investor's investment must exceed, amount											500,000
Fees paid to plaintiff as full and final settlement for all claims								$ 78,000
Number of stockholders, who filed lawsuits												2